Annual Fund Operating Expenses - Archer Growth ETF - Archer Growth ETF	Dec. 23, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.85%

[1]	Pursuant to the Management Services Agreement, the Adviser pays all of the operating expenses of the Fund except for: (1) the fee payment under the Management Services Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	"Other Expenses” are estimated for the current fiscal year.